Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended			4 Months Ended	12 Months Ended
	Jan. 15, 2021 USD ($) shares	Dec. 17, 2020 $ / shares shares	Sep. 02, 2020 $ / shares shares	Jun. 15, 2020 $ / shares shares	Aug. 31, 2022 shares	Jan. 31, 2021 CNY (¥) shares	Jan. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares
Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares										$ 0.00025	$ 0.00025
Share capital, value authorized | $										$ 1,000	$ 1,000
Share capital, shares authorized										4,000,000,000	4,000,000,000
Ordinary shares, shares authorized										4,000,000,000	4,000,000,000
Aggregate principal amount converted | $										$ 0	$ 1,642
Par value, class to be determined (in dollars per share) | $ / shares										$ 0.00025	$ 0.00025
Par value, class to be determined (in dollars per share)										1,219,469,778	1,219,469,778
Ordinary shares, shares issued										2,073,522,118	1,680,220,892
Ordinary shares, shares outstanding										2,055,461,094	1,662,159,868
Ordinary shares, par value (in dollars per share) | $ / shares										$ 0.00025	$ 0.00025
Shares authorized, class to be determined										1,219,469,778	1,219,469,778
Proceeds from issuance of ordinary shares, net of issuance costs									¥ 20,962,289	$ 2,952,477		¥ 12,677,554
Convertible Senior Notes Due 2024
Ordinary Shares
Aggregate principal amount converted | $	$ 581,685
Shares issued upon conversion	62,192,017
CYVN Entities
Ordinary Shares
Equity Method Investment, Aggregate Cost | $										$ 2,943,500
Class A Ordinary Shares
Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares										$ 0.00025	$ 0.00025
Ordinary shares, shares authorized										2,632,030,222	2,632,030,222
Aggregate principal amount converted						¥ 148,393	$ 22,526
Shares issued upon conversion					8,805,770	7,219,872	7,219,872	49,582,686	0	0	172,631
Number of ordinary shares in each ADS										24,279,105
Ordinary shares, shares issued										1,925,022,118	1,531,720,892
Ordinary shares, shares outstanding										1,906,961,094	1,513,659,868
Ordinary shares, par value (in dollars per share) | $ / shares										$ 0.00025	$ 0.00025
Class A Ordinary Shares | CYVN Entities
Ordinary Shares
Ordinary shares, shares issued										378,695,543
Class B Ordinary Shares
Ordinary Shares
Ordinary shares, shares authorized										0	0
Class C Ordinary Shares
Ordinary Shares
Ordinary shares, par value (in dollars per share) | $ / shares										$ 0.00025	$ 0.00025
Ordinary shares, shares authorized										148,500,000	148,500,000
Ordinary shares, shares issued										148,500,000	148,500,000
Ordinary shares, shares outstanding										148,500,000	148,500,000
Ordinary shares, par value (in dollars per share) | $ / shares										$ 0.00025	$ 0.00025
American Depositary Shares
Ordinary Shares
Number of newly issued ordinary shares		78,200,000	101,775,000	82,800,000
Share issue price (in dollars per share) | $ / shares		$ 39.00	$ 17.00	$ 5.95
American Depositary Shares | Convertible notes
Ordinary Shares
Shares issued upon conversion									0	0	8,978,401
American Depositary Shares | At-the-market equity offering program
Ordinary Shares
Number of ordinary shares in each ADS												53,292,401	53,292,401
Proceeds from issuance of ordinary shares, net of issuance costs												¥ 12,677,554	$ 1,974,000